COMMON STOCK (Details Narrative 1) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 19, 2016	Feb. 28, 2017	Feb. 28, 2015	Nov. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Mar. 30, 2015	Jan. 19, 2015	Jun. 30, 2014
Warrant exercise price (in dollars per share)					$ 0.75	$ 0.73			$ 0.25
Risk free interest rate					1.25%
Expected dividend yield					0.00%
Volatility					88.63%
Expected life					2 years 6 months
Mackie Research Capital Corporation [Member]
Number of units issued				205,304
Unit price (in dollars per unit)				$ 0.55
Percentage of cash commission on brokered portion of private placement			6.50%	6.50%
Cash commission			$ 112
Common Stock [Member]
Number of shares issued						19,245,813
Common Stock [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued				1
Broker Warrant [Member]
Number of units issued		78,342
Risk free interest rate		0.75%
Volatility		81.27%
Expected life		3 years
Broker Warrant [Member] | Mackie Research Capital Corporation [Member]
Warrant exercise price (in dollars per share)			$ 0.85
Number of shares issued upon services			182,910
Fair value warrant			$ 79
Risk free interest rate			1.25%
Expected dividend yield			0.00%
Volatility			100.95%
Expected life			2 years
Stock issuance cost			$ 230
2014 Warrants Unit [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued				1
Warrant exercise price (in dollars per share)				$ 0.65
Fair value warrant				$ 108
Risk free interest rate				1.25%
Expected dividend yield				0.00%
Volatility				108.90%
Expected life				2 years
Stock issuance cost				$ 300
Non-Brokered Private Placement [Member]
Number of units issued	9,074,835
Unit price (in dollars per unit)	$ 0.57
Number of units issued,value	$ 3,750
Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares issued	1
Non-Brokered Private Placement [Member] | Private Placement Warrant [Member]
Number of shares issued	1
Number of shares called by each warrant	1
Warrant term	3 years
Warrant exercise price (in dollars per share)	$ 0.75
Non-Brokered Private Placement [Member] | Broker Warrant [Member]
Number of shares called by each warrant	1
Warrant term	3 years
Warrant exercise price (in dollars per share)	$ 0.75
Number of shares issued upon services	75,450
Fair value warrant	$ 15
Risk free interest rate	0.75%
Expected dividend yield	0.00%
Volatility	100.13%
Expected life	3 years
Partially Brokered & Partially Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares issued			1	1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Special Warrants [Member]
Number of shares issued			2,914,000
Warrant exercise price (in dollars per share)			$ 0.75
Warrant aggregate gross proceeds			$ 1,722
Description of warrant rights			Each 2015 Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company
Number of shares deemed exercised							2,914,000
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Warrants Unit [Member]
Number of shares issued			1
Warrant exercise price (in dollars per share)			$ 1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Special Warrants [Member]
Number of shares issued				19,245,813
Warrant exercise price (in dollars per share)				$ 0.55
Warrant aggregate gross proceeds				$ 8,846
Description of warrant rights				Each 2014 Special Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company
Number of shares deemed exercised								19,245,813
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Warrants Unit [Member]
Number of shares issued				1
Warrant exercise price (in dollars per share)				$ 0.65